Approval of the Financial Statements	12 Months Ended
Dec. 31, 2025
Approval of the Financial Statements [Abstract]
APPROVAL OF THE FINANCIAL STATEMENTS
33.	APPROVAL OF THE FINANCIAL STATEMENTS

The financial statements were approved and authorized for issue by the board of directors on April 30, 2026. There have been no significant events since December 31, 2025 that would have a material effect on the financial position of the Group as of that date or on its result for the year then ended.